Related Party Transactions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Related Party Transactions (Textuals)
Aggregate amount owing to officers and directors for fees and expenses	$ 38,774		$ 90,820	$ 54,960
Dividends payable			6,267
Interest expense		$ (2,091)	(2,091)	(8,140)
Valent Technologies, LLC [Member]
Related Party Transactions (Textuals)
Preferred stock, shares issued		278,530
Dividends payable	$ 2,089
Interest expense		$ 2,091
Officer and Director [Member] | Consulting Agreement [Member]
Related Party Transactions (Textuals)
Cash compensation to officers	120,000	145,000	505,000	425,845
Aggregate amount owing to officers and directors for fees and expenses	38,774		90,820
Director fees recognized	$ 41,750	$ 24,500	$ 119,417	$ 77,833